19. Share-based Compensation (Details - Assumptions)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Expected term	6 years 2 months 30 days	6 years 2 months 30 days	6 years 2 months 30 days
Risk-free interest rate, minimum	0.07%	1.55%	2.54%
Risk-free interest rate, maximum	0.09%	2.51%	3.03%
Expected volatility, minimum	537.00%	575.00%	624.00%
Expected volatility, maximum	762.00%	605.00%	756.00%
Expected dividend yield	0.00%	0.00%	0.00%